FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Instruments [Line Items]
Dividends received	$ 96	$ 97	$ 97
Maximum borrowing capacity	273,501	263,981
Interest-bearing loans and borrowings, current portion	$ 24,098	$ 53,737
Liquidity discount	30.00%	30.00%
Line of credit
Disclosure Of Financial Instruments [Line Items]
Unused portion of the credit lines	$ 192,658	$ 187,752
Letters of credit
Disclosure Of Financial Instruments [Line Items]
Unused portion of the credit lines	88,880	83,926
Open letters of credit
Disclosure Of Financial Instruments [Line Items]
Unused portion of the credit lines	24,975	38,179
Bank loans, due September 2027
Disclosure Of Financial Instruments [Line Items]
Interest-bearing loans and borrowings, current portion	2,769
Foreign currency forward contracts
Disclosure Of Financial Instruments [Line Items]
Outstanding forward contracts, notional amount	$ 2,900	$ 13,400